Accumulated other comprehensive loss - Schedule of AOCL Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	$ 963,743	$ 882,343
Other comprehensive income (loss), net of taxes	37,417	61,430	$ (19,475)
Balance at end of year	981,948	963,743	882,343
Unrealized (losses) on translation of net investment in foreign operations
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(20,818)	(19,866)	(17,549)
Other comprehensive income (loss), net of taxes	(247)	(952)	(2,317)
Balance at end of year	(21,065)	(20,818)	(19,866)
Accumulated net investment gain (loss) | HTM investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(725)	(796)	(839)
Other comprehensive income (loss), net of taxes	665	71	43
Balance at end of year	(60)	(725)	(796)
Accumulated net investment gain (loss) | Unrealized gains (losses) on AFS investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	11,808	(43,630)	(15,737)
Other comprehensive income (loss), net of taxes	60,971	55,438	(27,893)
Balance at end of year	72,779	11,808	(43,630)
Employee benefit plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(77,362)	(84,235)	(94,927)
Other comprehensive income (loss), net of taxes	(23,972)	6,873	10,692
Balance at end of year	(101,334)	(77,362)	(84,235)
Employee benefit plans | Defined benefit pension plan
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(66,312)	(64,892)	(61,341)
Other comprehensive income (loss), net of taxes	(5,943)	(1,420)	(3,551)
Balance at end of year	(72,255)	(66,312)	(64,892)
Employee benefit plans | Post-retirement healthcare plan
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(11,050)	(19,343)	(33,586)
Other comprehensive income (loss), net of taxes	(18,029)	8,293	14,243
Balance at end of year	(29,079)	(11,050)	(19,343)
Total AOCL
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(87,097)	(148,527)	(129,052)
Other comprehensive income (loss), net of taxes	37,417	61,430	(19,475)
Balance at end of year	$ (49,680)	$ (87,097)	$ (148,527)